Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Income Tax Expense	Income tax expenses consist of the following:
	For the Years Ended December 31,
	2022	2021	2020
Current income tax expenses	$532,041	$594,272	$771,639
Deferred income tax expenses (recovery)	(330,063)	(265,421)	(1,001,372)
Income tax expenses (recovery)	$201,978	$328,851	$(229,733)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate For the Company	Below is a reconciliation of the statutory tax rate to the effective tax rate for the Company:
	For the Years Ended December 31,
	2022	2021	2020
PRC statutory income tax rate	25%	25%	25%
Effect of different income tax rate in other jurisdictions	9%	1%	4%
Effect of non-deductible expenses	5%	1%	3%
Effect of temporary differences	7%	1%	7%
Effect of valuation of deferred tax allowance	7%	9%	5%
Effective tax rate	53%	37%	44%

Schedule of Deferred Tax Liabilities (Assets), Net	Deferred tax liabilities (assets), net as of December 31, 2022 and 2021 consist of the following:
	December 31, 2022	December 31, 2021
Deferred tax assets
Provision for financial guarantee services	$—	$38,870
Allowance on doubtful accounts	321,429	190,576
Accrued expenses	—	—
Lease liability	22,009	16,375
Net operating loss carrying forward	70,910	165,290
Less: valuation allowance	(70,910)	(165,290)
Total deferred tax assets	$343,438	$245,821
Deferred tax liabilities
Right-of-use assets	(18,212)	(9,328)
Recognition of intangible assets arising from business combination	(502,324)	(780,849)
Deferred tax liabilities, net	$(177,098)	$(544,356)